Goodwill (Change in Goodwill) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Goodwill [Roll Forward]
Balance, January 1	$ 5,858	$ 5,871
Change in FX rate	(278)	504
Impairment charges	0	(214)
Classified as assets held for sale	0	(303)
Balance, December 31	$ 5,580	$ 5,858
Goodwill, Impairment Loss, Statement of Income or Comprehensive Income [Extensible Enumeration]	Impairment charge